Schedule of Investments (unaudited) August 31, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 87.5%

Pennsylvania — 83.2%

Corporate — 3.4%
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 07/01/43	$5,000	$5,113,600
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,008,700
Green Bond, Covanta Project, AMT, 3.25%, 08/01/39(a)	2,800	2,803,024
VRDN, Waste Management, Inc. Project, AMT, 2.15%, 07/01/41(b)	5,000	5,123,150
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,603,248
National Gypsum Co., 5.50%, 11/01/44	1,355	1,437,655

		19,089,377

County/City/Special District/School District — 16.8%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	330	376,015
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	2,310	2,455,438
5.00%, 05/01/42	3,900	4,101,318
Altoona Area School District, GO (BAM):
5.00%, 12/01/36	215	254,152
5.00%, 12/01/45	1,000	1,172,300
Altoona Area School District, GOL, Series A (AGM), 5.00%, 12/01/36	2,895	3,421,224
Bethlehem Area School District, GO (BAM), Series A:
5.00%, 08/01/34	2,390	2,848,952
5.00%, 08/01/35	1,790	2,133,877
Boyertown Area School District, GO:
5.00%, 10/01/36	890	1,010,266
5.00%, 10/01/38	1,335	1,511,207
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 09/01/31	290	290,061
County of Chester IDA, Special Assessment Bonds, Woodlands At Greystone Project(a):
5.00%, 03/01/38	525	576,172
5.13%, 03/01/48	1,050	1,141,602

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Delaware Springfield School District, GO, 5.00%, 03/01/40	$1,710	$2,114,090
County of Lancaster Pennsylvania, GO, Refunding:
4.00%, 11/01/34	500	568,380
4.00%, 11/01/35	520	588,562
4.00%, 11/01/36	540	609,260
4.00%, 11/01/37	565	635,467
4.00%, 11/01/38	585	655,580
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/19(c)	825	831,320
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	1,710	1,972,895
County of Washington Redevelopment Authority, Refunding, Tax Allocation Bonds:
4.00%, 07/01/23	705	717,175
5.00%, 07/01/28	600	651,198
County of York Pennsylvania, GO, Refunding, 5.00%, 09/01/20(c)	2,500	2,595,950
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	1,835	2,167,906
Fox Chapel Area School District, GO:
5.00%, 02/01/39	4,100	5,027,174
5.00%, 02/01/42	6,365	7,682,300
Marple Newtown School District, GOL, 3.00%, 06/01/40	2,365	2,439,569
North Allegheny School District, GOL:
4.00%, 05/01/39	1,000	1,155,050
4.00%, 05/01/44	5,430	6,189,060
School District of Philadelphia, Refunding, GOL, Series F, 5.00%, 09/01/37	1,815	2,147,599
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 07/15/34	5,070	5,376,532
State Public School Building Authority, Refunding RB, Philadelphia School District (AGM), 5.00%, 06/01/33	5,000	5,974,400
Township of Bristol Pennsylvania School District, GO:
5.25%, 06/01/43	5,980	6,638,637
(BAM), 5.00%, 06/01/42	2,550	3,050,871
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,282,148

1

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Township of Lower Paxton Pennsylvania, GO, 5.00%, 04/01/42	$630	$720,833
Tredyffrin Easttown School District, GOL, 5.00%, 02/15/39	1,130	1,407,144
West Shore School District Pennsylvania, GOL:
5.00%, 11/15/43	4,045	4,878,027
5.00%, 11/15/48	1,975	2,369,506
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,589,789

		94,329,006

Education — 17.6%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 08/15/24	580	600,393
5.00%, 08/15/25	765	791,767
5.00%, 08/15/26	760	786,456
County of Allegheny Higher Education Building Authority, Refunding RB, Carnegie Mellon University Revenue Bonds, Series A, 5.00%, 08/01/27	965	1,246,336
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/19(c)	1,000	1,006,150
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries Project:
4.13%, 01/01/38	260	279,854
4.00%, 01/01/36	645	692,298
5.00%, 01/01/39	1,240	1,449,709
County of Delaware Pennsylvania Authority, RB, Villanova University, 5.00%, 08/01/40	1,795	2,107,545
County of Delaware Pennsylvania Authority, Refunding RB:
Cabrini University, 5.00%, 07/01/47	3,870	4,428,944
Haverford College, 5.00%, 11/15/35	1,100	1,125,883
Villanova University, 5.25%, 12/01/19(c)	600	605,994
County of Montgomery Higher Education & Health Authority, Refunding RB, Series A:
Thomas Jefferson University, 5.00%, 09/01/48	2,500	3,022,525

Security	Par (000)	Value

Education (continued)
Thomas Jeferson University, 5.00%, 09/01/37	$1,365	$1,681,571
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Moravian College, 5.00%, 10/01/36	890	1,027,505
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,500	3,085,300
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, 5.00%, 03/01/20(c)	11,000	11,208,560
Pennsylvania Higher Educational Facilities Authority, RB,Series AT-1, 4.00%, 06/15/34	5,790	6,562,734
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 4.00%, 05/01/36	500	547,605
Drexel University, Series A, 5.25%, 05/01/21(c)	6,720	7,176,691
Drexel University, Series A, 5.25%, 05/01/41	420	442,243
La Salle University, 5.00%, 05/01/37	1,595	1,719,952
La Salle University, 5.00%, 05/01/42	2,655	2,848,709
State System of Higher Education, Series AL, 5.00%, 06/15/35	1,425	1,464,002
Thomas Jefferson University, 5.00%, 09/01/45	3,000	3,442,440
University of Science in Philadelphia, 5.00%, 11/01/36	5,165	5,864,909
Widener University, Series A, 5.25%, 07/15/33	2,420	2,667,566
Widener University, Series A, 5.50%, 07/15/38	365	403,391
Pennsylvania State University, RB:
5.00%, 03/01/40	10,000	10,179,100
5.00%, 09/01/48	2,615	3,257,139
Philadelphia Authority for Industrial Development, RB:
Alliance For Progress Charter School, Inc. Project, 4.00%, 06/15/29	485	496,630

2

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Alliance For Progress Charter School, Inc. Project, 5.00%, 06/15/39	$590	$630,138
University of Sciences, 5.00%, 11/01/42	3,525	4,048,075
Philadelphia Authority for Industrial Development, Refunding RB:
1st Series, 5.00%, 04/01/45	3,330	3,871,058
La Salle University, 4.00%, 05/01/42	4,780	4,943,715
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 07/01/35	630	699,596
5.00%, 07/01/35	765	826,131
5.00%, 07/01/45	450	480,924
5.00%, 07/01/47	1,180	1,282,259

		99,001,797

Health — 18.6%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	5,000	5,970,400
County of Allegheny Hospital Development Authority, Refunding RB, Series A:
Allegheny Health Network Obligated Group Issue, 4.00%, 04/01/37	4,300	4,794,930
Allegheny Health Network Obligated Group Issue, 5.00%, 04/01/47	1,950	2,342,086
University Pittsburgh Medical Center, 4.00%, 07/15/38	2,500	2,842,250
University Pittsburgh Medical Center, 4.00%, 07/15/39	2,520	2,864,736
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A3, 5.50%, 11/01/31	5,000	5,032,250
County of Bucks Pennsylvania IDA, RB, St. Lukes University Health Network Project, 4.00%, 08/15/44	1,690	1,858,358

Security	Par (000)	Value

Health (continued)
County of Bucks Pennsylvania IDA, Refunding RB, Pennswood Village Project, 5.00%, 10/01/37	$1,560	$1,774,313
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(c)	4,110	4,635,094
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project:
5.00%, 12/01/35	1,000	1,108,220
Series A, 5.25%, 12/01/45	1,500	1,645,740
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries, 5.00%, 01/01/38	4,400	4,926,196
County of Franklin Pennsylvania IDA, RB, Menno-Haven, Inc. Project:
5.00%, 12/01/29	125	143,826
5.00%, 12/01/39	235	261,849
5.00%, 12/01/49	150	165,306
5.00%, 12/01/54	635	696,881
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Brethren Village Project, 5.25%, 07/01/41	1,500	1,699,860
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	925	1,059,227
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19(c)	480	484,858
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,496,299
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	965,965
Waverly Heights Ltd. Project, 5.00%, 12/01/44	635	744,474
Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	5,000	5,225,450
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
St. Luke’s University Health Network Project, 5.00%, 08/15/46	1,350	1,594,080

3

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
St. Lukes University Health Network Project, 5.00%, 08/15/48	$1,875	$2,256,112
DuBois Hospital Authority, Refunding RB, Penn Highlands Healthcare, 4.00%, 07/15/48	3,440	3,737,491
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	5,950	7,246,624
Lancaster IDA, RB, Willow Valley Communities Project:
4.00%, 12/01/44	730	794,612
5.00%, 12/01/44	1,170	1,363,237
4.00%, 12/01/49	985	1,070,163
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 05/01/28	730	814,906
5.75%, 05/01/35	1,285	1,437,555
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	4,000	4,438,320
Mount Lebanon Hospital Authority, RB, St. Clair Memorial Hospital Project, 4.00%, 07/01/48	3,910	4,302,486
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	4,434,320
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 05/15/31	4,800	4,924,272
Philadelphia Authority for Industrial Development, Refunding RB, Children’s Hospital of Philadelphia, 4.00%, 07/01/35	2,450	2,811,987
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 05/15/20(c)	6,000	6,160,920
Presbyterian Medical Center, 6.65%, 12/01/19(d)	470	476,152

Security	Par (000)	Value

Health (continued)
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(c)	$3,590	$3,714,824

		104,316,629

Housing — 4.0%
Pennsylvania HFA, RB:
S/F Housing, Series 128B, 4.00%, 10/01/47	6,190	6,644,841
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	565	423,462
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	600	431,112
S/F Housing Mortgage, AMT, Series 118-B, 4.05%, 10/01/40	1,060	1,134,136
S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	3,480	3,772,738
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	845	886,405
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	1,210	1,180,149
4.00%, 12/01/46	5,740	5,617,738
4.00%, 12/01/51	2,260	2,229,513

		22,320,094

State — 2.6%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment, 5.00%, 06/01/35	2,205	2,714,333
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	10,500	12,014,415

		14,728,748

Tobacco — 0.2%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment, 5.00%, 06/01/33	1,000	1,237,090

Transportation — 12.5%
City of Philadelphia Pennsylvania, ARB, Series A, 5.00%, 06/15/40	14,000	14,381,640
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	2,140	2,630,980
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B:
5.00%, 07/01/37	1,800	2,175,624

4

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.00%, 07/01/47	$2,545	$3,038,425
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	2,500	3,093,600
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/20(c)	7,500	7,594,725
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	1,510	1,638,833
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(e)	6,740	3,283,795
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(e)	2,225	1,192,934
Series A, 5.25%, 12/01/44	1,500	1,893,345
Series A-1, 5.00%, 12/01/41	100	120,023
Sub-Series B, 5.25%, 12/01/48	3,215	4,001,775
Sub-Series B-1, 5.00%, 06/01/42	3,705	4,406,690
Subordinate, Series A, 5.00%, 12/01/44	4,055	4,975,688
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	4,730	5,577,994
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(c):
5.00%, 06/01/21	3,140	3,350,537
5.00%, 06/01/21	4,155	4,433,676
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,562,208

		70,352,492

Utilities — 7.5%
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	4,155,314
City of Philadelphia PA Water & Wastewater Revenue, RB, Series B, 5.00%, 11/01/54	2,000	2,482,220
City of Philadelphia Pennsylvania Gas Works, RB:
12th Series B (NPFGC), 7.00%, 05/15/20(d)	200	207,912
9th Series, 5.25%, 08/01/20(c)	1,280	1,327,795
9th Series, 5.25%, 08/01/40	2,020	2,089,872

Security	Par (000)	Value

Utilities (continued)
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 08/01/30	$700	$829,787
5.00%, 08/01/31	900	1,065,087
5.00%, 08/01/32	1,200	1,418,460
5.00%, 08/01/33	600	708,276
5.00%, 08/01/34	1,050	1,237,394
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 10/01/52	1,190	1,474,493
Series C (AGM), 5.00%, 08/01/20(c)	2,650	2,742,989
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/43	3,460	4,240,057
County of Allegheny Pennsylvania Sanitary Authority, RB:
5.00%, 06/01/43	4,000	4,916,920
Sewer Improvement (BAM), 5.25%, 12/01/41	2,090	2,381,764
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 06/01/40	1,000	1,040,020
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/23(c)	980	1,117,239
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	2,055	2,132,268
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	3,895	3,950,309
Pittsburgh Water & Sewer Authority, RB, First Lien, Series A (AGM), 5.00%, 09/01/44	2,045	2,570,381

		42,088,557

Total Municipal Bonds in Pennsylvania		467,463,790

Puerto Rico — 4.3%

State — 2.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(e)	4,796	1,257,463
CAB, Series A-1, 0.00%, 07/01/51(e)	3,320	640,827

5

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Series A-1, 4.75%, 07/01/53	$3,176	$3,252,859
Series A-1, 5.00%, 07/01/58	5,663	5,900,506
Series A-2, 4.33%, 07/01/40	1,950	1,979,933
Series A-2, 4.78%, 07/01/58	2,660	2,729,745

		15,761,333

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,100	1,116,973

Utilities — 1.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,680	1,750,761
5.13%, 07/01/37	810	845,211
5.25%, 07/01/42	4,390	4,590,886

		7,186,858

Total Municipal Bonds in Puerto Rico		24,065,164

Total Municipal Bonds — 87.5% (Cost — $458,766,685)		491,528,954

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Pennsylvania — 21.4%

Education — 8.5%
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Thomas Jefferson University Projects, 4.00%, 09/01/44(g)	7,550	8,408,360
County of Northampton General Purpose Authority, Refunding RB, Lafayette College:
4.00%, 11/01/38(g)	6,002	6,755,806
5.00%, 11/01/47	6,100	7,392,346
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	5,007	5,913,882
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 08/15/21(c)	9,280	10,108,982

Security	Par (000)	Value

Education (continued)
Philadelphia Authority for Industrial Development, RB, Philadelphia College of osteopathic Medicine, 4.00%, 12/01/48(g)	$8,090	$9,017,357

		47,596,733

Health — 8.6%
Geisinger Authority Pennsylvania, RB, Health System, Series A-1, 5.13%, 06/01/41	12,570	13,314,898
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group:
4.00%, 06/01/49	9,015	10,004,216
Series A, 5.00%, 06/01/44	5,000	5,618,700
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	2,000	2,192,460
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	9,380	9,948,897
Saint Mary Pennsylvania Hospital Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/48	6,096	7,417,598

		48,496,769

Housing — 0.9%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 114A, AMT, 3.70%, 10/01/42(g)	5,194	5,248,736

State — 2.2%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	11,000	12,383,140

Transportation — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	3,085,866

6

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	$2,900	$3,487,627

		6,573,493

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.4% (Cost — $111,529,118)		120,298,871

Total Long-Term Investments — 108.9% (Cost — $570,295,803)		611,827,825

	Shares	Value

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.20%(h)(i)	5,085,004	$5,085,513

Total Short-Term Securities — 0.9% (Cost — $5,085,684)		5,085,513

Total Investments — 109.8% (Cost — $575,381,487)		616,913,338

Other Assets Less Liabilities — 1.1%		6,293,304

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.9)%		(61,449,012)

Net Assets — 100.0%		$561,757,630

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire on between April 01, 2020 to June 01, 2039, is 21,817,554.

(h)	Annualized 7-day yield as of period end.
(i)

During the period ended August 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/19	Net Activity	Shares Held at 08/31/19	Value at 08/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	5,085,004	5,085,004	$5,085,513	$22,324	$145	$(171)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

VRDN — Variable Rate Demand Notes

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Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Pennsylvania Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	118	12/19/19	$15,543	$(14,988)
Long U.S. Treasury Bond	203	12/19/19	33,546	(122,770)
5-Year U.S. Treasury Note	69	12/31/19	8,278	(7,868)

				$(145,626)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$611,827,825		$—	$611,827,825
Short-Term Securities	5,085,513	—		—	5,085,513

	$5,085,513	$611,827,825	$		$616,913,338

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(145,626)	$—		$—	$(145,626)

(a)	See above Schedule of Investments for values in each state or political subdivision
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $61,449,012 are categorized as Level 2 within the disclosure hierarchy.

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